Related Party Transactions (Tables)	12 Months Ended
Dec. 31, 2021
Related Party Transactions [Abstract]
Schedule of key management personnel
Key Management Personnel	2021	2020
	($)	($)
Short-term employee benefits paid or accrued to the CEO of the Company, including share-based compensation vested for incentive stock options and performance warrants.	335,430	280,177
Short-term employee benefits paid or accrued to the CFO of the Company, including share-based compensation vested for incentive stock options and performance warrants.	447,710	273,439
Short-term employee benefits paid or accrued to a member of the advisory board of the Company, including share-based compensation vested for incentive stock options and performance warrants.	215,706	216,410
Short-term employee benefits paid or accrued to the Vice President of Engineering of the Company, including share-based compensation vested for incentive stock options and performance warrants.	289,290	300,877
Short-term employee benefits paid or accrued to certain directors and officers of the Company, including share-based compensation vested for incentive stock options and performance warrants.	666,586	327,991

Total	1,954,722	1,398,894